Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2017
Cash, Cash Equivalents, and Restricted Cash

4. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2016	2017
	US$	US$
Cash and deposits in bank	58,391	59,751
Time deposits	199,064	269,392
Bonds acquired under repurchase agreements	17,028	30,310

Total cash and cash equivalents	274,483	359,453
Restricted cash (Note 2)	46,694	22,070

	321,177	381,523